Net Loss Per Share Attributable to Common Stockholders (Tables)	12 Months Ended
Dec. 31, 2021
Net Loss Per Share Attributable to Common Stockholders
Schedule of net loss per share attributable to common stockholders

	Year Ended
(in thousands, except share and per share data)	December 31,
	2021	2020
Numerator:
Net loss attributable to common stockholders	$(24,832)	$(25,335)
Denominator:
Weighted average number of common shares, basic and diluted	10,444,767	2,852,541
Net loss per common share attributable to common stockholders, basic and diluted	$(2.38)	$(8.88)

Schedule of potential common shares excluded from calculation, presented based on amounts outstanding at period end, from the computation of diluted net loss per share attributable to common stockholders

	December 31,
	2021	2020
Options to purchase common stock	1,386,811	917,437
Restricted stock units	235,985	147,883
Total	1,622,796	1,065,320